ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consist of the following:

	As of June 30,
	2025	2026	2026
	JPY’000	JPY’000	US$’000
Accounts receivable	1,069,021	1,321,453	8,127
Less: allowance for expected credit losses	(54,508)	(204,363)	(1,257)
Accounts receivable, net	1,014,513	1,117,090	6,870

SCHEDULE OF ACCOUNTS RECEIVABLE, ALLOWANCE FOR EXPECTED CREDIT LOSSES

The following table presents the activity in the allowance for expected credit losses:

	As of June 30,
	2025	2026	2026
	JPY’000	JPY’000	US$’000
Balance at the beginning of the year	27,805	54,508	335
Addition	26,703	149,855	922
Balance at the end of the year	54,508	204,363	1,257